Components of Deferred Tax Assets (Liabilities) (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Warranty provision USD ($)	Dec. 31, 2013 Warranty provision CNY	Dec. 31, 2012 Warranty provision CNY	Dec. 31, 2013 Inventory write-off USD ($)	Dec. 31, 2013 Inventory write-off CNY	Dec. 31, 2012 Inventory write-off CNY	Dec. 31, 2013 Allowance for advance to suppliers USD ($)	Dec. 31, 2013 Allowance for advance to suppliers CNY	Dec. 31, 2012 Allowance for advance to suppliers CNY	Dec. 31, 2013 Allowance for doubtful accounts USD ($)	Dec. 31, 2013 Allowance for doubtful accounts CNY	Dec. 31, 2012 Allowance for doubtful accounts CNY	Dec. 31, 2013 Allowance for amount due from related parties USD ($)	Dec. 31, 2013 Allowance for amount due from related parties CNY	Dec. 31, 2012 Allowance for amount due from related parties CNY	Dec. 31, 2013 Others USD ($)	Dec. 31, 2013 Others CNY	Dec. 31, 2012 Others CNY	Dec. 31, 2013 Tax loss carried forward USD ($)	Dec. 31, 2013 Tax loss carried forward CNY	Dec. 31, 2012 Tax loss carried forward CNY	Dec. 31, 2013 Fixed assets USD ($)	Dec. 31, 2013 Fixed assets CNY	Dec. 31, 2012 Fixed assets CNY	Dec. 31, 2013 Land use rights USD ($)	Dec. 31, 2013 Land use rights CNY	Dec. 31, 2012 Land use rights CNY
Components Of Deferred Tax Assets And Liabilities [Line Items]
Gross deferred tax assets, current				$ 7,493	45,361	44,467	$ 2,829	17,124	45,629	$ 27,206	164,695	157,840	$ 8,999	54,479	47,581	$ 330	1,995	3,990	$ 110	668	13,898
Valuation allowance current	(46,967)	(284,322)	(163,108)
Gross deferred tax assets, non-current																			13	81	63	78,867	477,436	383,640	10,622	64,301	39,214
Net current deferred tax assets			150,297
Valuation allowance, non-current	(89,015)	(538,872)	(315,613)
Net non-current deferred tax assets	487	2,946	107,304
Non-current deferred tax liabilities	$ 3,999	24,209	24,798																									$ 3,999	24,209	24,798